Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Net income before tax is split between the Group’s operating jurisdictions based on the jurisdiction of tax residence:

	2023	2022	2021
United Kingdom	$1,687.4	$72.6	$33.4
Bermuda	341.2	(0.3)	40.0
Republic of Ireland	18.6	3.9	5.5
U.S.	—	—	(0.2)
Belgium	—	3.9	—
Total	$2,047.2	$80.1	$78.7

Schedule of Components of Income Tax Expense (Benefit)
The Group income tax (expense)/benefit for the years ended December 31, 2023, 2022, and 2021 was as follows:

	2023	2022	2021
Current tax expense	$(1.2)	$(28.2)	$(26.8)
Deferred tax benefit (excluding rate change)	86.2	10.4	17.8
Rate change on deferred tax	0.3	—	8.6
Income tax benefit/(expense)	$85.3	$(17.8)	$(0.4)

	2023	2022	2021
Income tax benefit/(expense) allocated to net income	$85.3	$(17.8)	$(0.4)
Income tax (expense)/benefit allocated to other comprehensive income	(9.7)	8.1	2.4
Total income tax benefit/(expense) allocated to comprehensive income	$75.6	$(9.7)	$2.0

	2023
	Income/(loss) before income taxes	Current tax benefit/(expense)	Deferred tax benefit/(expense)	Total income tax benefit/(expense)
United Kingdom	$1,687.4	$0.2	$(3.8)	$(3.6)
Bermuda	341.2	—	90.0	90.0
Republic of Ireland	18.6	(1.4)	0.3	(1.1)
Total	$2,047.2	$(1.2)	$86.5	$85.3

	2022
	Income/(loss) before income taxes	Current tax expense	Deferred tax benefit/(expense)	Total income tax expense
United Kingdom	$72.6	$(25.4)	$10.6	$(14.8)
Bermuda	(0.3)	—	—	—
Republic of Ireland	3.9	(0.4)	(0.2)	(0.6)
Belgium	3.9	(2.4)	—	(2.4)
Total	$80.1	$(28.2)	$10.4	$(17.8)

	2021
	Income/(loss) before income taxes	Current tax expense	Deferred tax benefit/(expense)	Total income tax benefit/(expense)
United Kingdom	$33.4	$(26.3)	$26.9	$0.6
Bermuda	40.0	—	—	—
Republic of Ireland	5.5	(0.5)	(0.5)	(1.0)
U.S.	(0.2)	—	—	—
Total	$78.7	$(26.8)	$26.4	$(0.4)

Schedule of Effective Income Tax Rate Reconciliation

	2023	2022	2021
Expected income tax expense at the weighted average U.K. income tax rate of 23.5% (2022 and 2021: 19%)	$(481.6)	$(14.6)	$(14.9)
Reconciling items
Disallowable expenses	(2.2)	(7.1)	(2.7)
Net gain on distribution of Fidelis MGU not subject to income taxes	394.1	—	—
Enactment of Bermuda income tax	90.0	—	—
Other income not subject to income taxes	0.3	0.3	0.1
Adjustments in respect of prior year	2.3	0.1	0.1
Effects of changes to U.K. tax rates	0.3	—	8.6
Impact of differences in tax rates	82.3	2.8	8.1
Change in valuation allowance	—	—	(0.5)
Foreign currency transactions	(0.2)	0.7	0.8
Income tax benefit/(expense)	$85.3	$(17.8)	$(0.4)

Schedule of Deferred Tax Assets and Liabilities
The components of the Group’s net deferred tax asset at December 31, 2023 and 2022 are as follows:

	2023	2022
Deferred tax assets:
Intangible assets	$104.4	$—
Net operating loss carryforwards	37.6	43.0
Other temporary differences	3.4	0.5
Available-for-sale investments	—	9.1
Share based payments	1.3	8.3
Discounting of net loss reserves	9.1	—
Corporate interest restriction carryforwards	0.1	1.5
Total deferred tax assets	155.9	62.4
Deferred tax liabilities:
Deferred policy acquisition costs	(23.5)	—
Fixed assets	(1.2)	(1.7)
Total deferred tax liabilities	(24.7)	(1.7)
Valuation allowance	(2.2)	(2.2)
Net deferred tax asset	$129.0	$58.5

Schedule of Unrecognized Tax Benefits Roll Forward
The following table presents a reconciliation of the beginning and ending amounts of unrecognized tax benefits:

	2023	2022
Balance, beginning of year	$—	$—
Additions based on tax positions related to the current year	75.0	—
Balance, end of year	$75.0	$—